CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Administrative expenses
Management salaries and consulting fees	$ 590,696	$ 616,153	$ 4,787
Share-based compensation	481,394	162,628	0
Insurance	360,050	262,315	7,397
Professional fees	327,712	296,245	247,161
Investor relations and marketing	233,355	145,245	5,146
Listing and filing fees	156,758	164,837	9,061
Shareholder information	50,923	21,995	1,609
Travel expenses	17,915	32,388	2,073
General and administrative	17,915	14,961	11,254
Depreciation	354	527	780
Operating loss	(2,237,072)	(1,717,294)	(289,268)
Write-off of E&E assets	(2,252,786)	0	0
Unrealized fair value loss on marketable securities	(9,051)	(174,634)	(108,653)
Realized gain on marketable securities	0	0	6,443
Foreign exchange gain (loss)	4,650	640,324	(9,627)
Interest and finance income	493,743	183,213	0
Loss before taxes	(4,000,516)	(1,068,391)	(401,105)
Current income tax expense	(155)	0	0
Loss for the year	(4,000,671)	(1,068,391)	(401,105)
Items that may be subsequently reclassified to earnings or loss:
Currency translation adjustments	0	(718,921)	21,461
Comprehensive loss for the year	$ (4,000,671)	$ (1,787,312)	$ (379,644)
Loss per share - basic and diluted
Basic (in dollars per share)	$ (0.30)	$ (0.09)	$ (0.04)
Diluted (in dollars per share)	$ (0.30)	$ (0.09)	$ (0.04)
Weighted average number of shares
Basic (in shares)	13,271,750	11,985,877	9,516,560
Diluted (in shares)	13,271,750	11,985,877	9,516,560